Goodwill - Summary of Goodwill (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill [abstract]
Beginning balance	¥ 19,647	¥ 19,542
Business combinations	874	105
Ending balance	¥ 20,521	¥ 19,647